Consolidated statements of changes in partners' equity - USD ($) $ in Thousands	Common unitholders and general partner	Preference unitholders	Total
Balance as of beginning of the year at Dec. 31, 2021	$ 590,164	$ 329,334	$ 919,498
Repurchases of preference units (Note 6)	195	(49,442)	(49,247)
Issuances of general partner units (Note 6)	16		16
Distributions declared and paid (Note 6)	(2,100)	(27,001)	(29,101)
Share-based compensation, net of accrued distribution	758		758
Partnership's profit	92,528	26,458	118,986
Partnership's total comprehensive income	92,528	26,458	118,986
Balance as of end of the year at Dec. 31, 2022	681,561	279,349	960,910
Capital contribution from GasLog - Borrowings repayments (Note 7)	764,080		764,080
Deemed distribution to GasLog / Return of capital contributions	(50,000)		(50,000)
Stock plan termination	(1,486)		(1,486)
Distributions declared and paid (Note 6)	(265,512)	(26,747)	(292,259)
Share-based compensation, net of accrued distribution	462		462
Partnership's profit	111,242	27,467	138,709
Partnership's total comprehensive income	111,242	27,467	138,709
Balance as of end of the year at Dec. 31, 2023	1,240,347	280,069	1,520,416
Deemed distribution to GasLog / Return of capital contributions	(148,220)		(148,220)
Distributions declared and paid (Note 6)	(197,462)	(28,981)	(226,443)
Partnership's profit	121,909	29,041	150,950
Partnership's total comprehensive income	121,909	29,041	150,950
Balance as of end of the year at Dec. 31, 2024	$ 1,016,574	$ 280,129	$ 1,296,703